Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Numerator:
Net loss attributable to ordinary shareholders	(181,132)	(123,177)	(46,644)	(6,670)
Denominator:
Weighted average number of ordinary shares outstanding for basic and diluted net loss per share calculation	(0.45)	(0.27)	(0.03)	—
Net loss per ordinary share:
– Basic and diluted	400,206,197	460,147,059	1,340,668,787	1,340,668,787